Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax adjustment related dividend paid deduction	$ 52,985	$ 76,688	$ 69,818
Valuation allowance	$ (1,031)	$ (1,032)	$ 3,813
Income tax rate	21.00%	21.00%	21.00%
Rate change	$ (182)		$ (80)
Recognized a deferred tax charge for future foreign withholding taxes related to undistributed earnings	(78)	$ (102)	(393)
Deferred tax adjustment due to REIT conversion		(17,031)
Puerto Rico Corporate [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change	$ (182)
Puerto Rico Corporate [Member] | Maximum [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	39.00%
Puerto Rico Corporate [Member] | Minimum [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	37.50%
Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ (1,031)	$ (1,032)	$ 3,813